Basic and diluted net (loss) income per share - Schedule of Basic and Diluted Net (Loss) Income Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Numerator:
Net (loss) income attributable to the Company	$ 14,314		89,177		(83,156)		(238,857)
(Accretion) decretion to convertible redeemable preferred shares redemption value	207,681		1,293,875		(223,663)		(1,808,853)
Allocation of net income to participating preferred shareholders	(76,845)		(478,754)
Numerator of basic net (loss) income per share	145,150		904,298		(306,819)		(2,047,710)
Dilutive effect of preferred shares			(815,121)
Numerator for diluted (loss) income per share			89,177		(306,819)		(2,047,710)
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding	604,703,810		604,703,810		485,883,845		406,304,672
Dilutive effect of preferred shares	320,142,965		320,142,965
Dilutive effect of share options	17,782,885		17,782,885
Dilutive effect of restricted shares	30,594,877		30,594,877
Dilutive effect of restricted share units	4,802,491		4,802,491
Dilutive effect of share-based awards granted to CEO and Chairman	14,441,808		14,441,808
Denominator for diluted calculation	992,468,836		992,468,836		485,883,845		406,304,672
Basic net (loss) income per Class A and Class B common share	$ 0.24	[1]	1.50	[1]	(0.63)	[1]	(5.04)	[1]
Diluted net (loss) income per Class A and Class B common share	$ 0.01	[1]	0.09	[1]	(0.63)	[1]	(5.04)	[1]
Basic net (loss) income per ADS*	$ 4.80	[1]	29.91	[1]	(12.63)	[1]	(100.80)	[1]
Diluted net (loss) income per ADS*	$ 0.29	[1]	1.80	[1]	(12.63)	[1]	(100.80)	[1]

[1]	Each ADS represents 20 Class A common shares.